Condensed Financial Information of Global-Tech - Condensed Balance Sheets (Detail) (USD $)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	$ 22,820,300	$ 32,385,376	$ 39,792,733	$ 19,205,184
Available-for-sale investments	1,050,500	17,153
Prepaid expenses	123,462	181,224
Deposits and other assets	2,475,765	5,044,456
Total current assets	70,215,427	77,345,279
Interests in subsidiaries	0	0
Available-for-sale investments		1,045,200
Total assets	99,667,943	108,225,843	109,040,009
Current liabilities:
Other accrued liabilities	5,720,757	9,643,638
Total liabilities	33,877,940	31,967,640
Shareholders' equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,233,814 and 3,230,814 shares issued as of March 31, 2014 and 2013	129,353	129,233
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued	0	0
Additional paid-in capital	85,103,910	85,053,402
Statutory reserves	1,340,229	1,238,361
Accumulated deficit	(26,590,366)	(15,932,941)
Accumulated other comprehensive income	10,854,689	10,709,740
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2014 and 2013	(4,663,321)	(4,663,321)
Total Global-Tech Advanced Innovations Inc. shareholders' equity	66,174,494	76,534,474
Non-controlling interests	(384,491)	(276,271)
Total equity	65,790,003	76,258,203	80,090,632	76,337,459
Total liabilities and shareholders' equity	99,667,943	108,225,843
Global-Tech [Member]
Current assets:
Cash and cash equivalents	6,719,079	19,405,865	21,984,305	11,127,701
Time deposits	11,339,515
Available-for-sale investments	1,050,500
Prepaid expenses	17,803	46,903
Deposits and other assets	302,107	40,087
Total current assets	19,429,004	19,492,855
Interests in subsidiaries	46,474,157	55,812,262
Available-for-sale investments		1,045,200
Total assets	65,903,161	76,350,317
Current liabilities:
Other accrued liabilities	113,158	92,114
Total liabilities	113,158	92,114
Shareholders' equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,233,814 and 3,230,814 shares issued as of March 31, 2014 and 2013	129,353	129,233
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued	0	0
Additional paid-in capital	85,103,910	85,053,402
Statutory reserves	1,340,229	1,238,361
Accumulated deficit	(26,590,366)	(15,932,941)
Accumulated other comprehensive income	10,854,689	10,709,740
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2014 and 2013	(4,663,321)	(4,663,321)
Total Global-Tech Advanced Innovations Inc. shareholders' equity	66,174,494	76,534,474
Non-controlling interests	(384,491)	(276,271)
Total equity	65,790,003	76,258,203
Total liabilities and shareholders' equity	$ 65,903,161	$ 76,350,317